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<FILENAME>4Q2012Breithorn13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Breithorn Capital Management, LLC

   Address:               509 Madison Avenue, 16th Floor
                          New York, NY 10022

   Form 13F File Number:  028-14396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Adrian Ulrich
   Title:                 COO
   Phone:                 212-487-4964

   Signature, Place, and Date of Signing:

     /s/ Adrian Ulrich           New York, NY                02/14/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			53

Form 13F Information Value Total (thousands):		$133,598



List of Other Included Managers:			NONE

Form 13F-HR Information Table



				TITLE OF	      VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS	CUSIP	     (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		------	---------    --------   -------- --- ---- ------- ---------- -------- -------- --------
ALLSCRIPTS HEALTHCARE SOLUTION	COM	01988P108	3165	335970	  SH	Sole			335970	  0	0
AMDOCS LTD			COM	G02602103	2196	64600	  SH	Sole			64600	  0	0
AOL INC				COM	00184X105	1480	50000	  SH	Sole			50000	  0	0
BABCOCK & WILCOX CO		COM	05615F102	3742	142815	  SH	Sole			142815	  0	0
BIO RAD LABORATORIES INC CL A	COM	090572207	4169	39690	  SH	Sole			39690	  0	0
BRINKS CO			COM	109696104	3845	134780	  SH	Sole			134780	  0	0
BUCKEYE TECHNOLOGIES INC	COM	118255108	3405	118607	  SH	Sole			118607	  0	0
CATERPILLAR INC			COM	149123101	1178	13148	  SH	Sole			13148	  0	0
CHEMED CORP			COM	16359R103	3952	57620	  SH	Sole			57620	  0	0
CHEVRON CORP			COM	166764100	3813	35260	  SH	Sole			35260	  0	0
COMPUTER SCIENCES CORP		COM	205363104	3799	94850	  SH	Sole			94850	  0	0
COMPUWARE CORP			COM	205638109	4298	395430	  SH	Sole			395430	  0	0
CSX CORP			COM	126408103	1630	82608	  SH	Sole			82608	  0	0
DENBURY RESOURCES INC		COM	247916208	3330	205550	  SH	Sole			205550	  0	0
DST SYSTEMS INC			COM	233326107	3727	61500	  SH	Sole			61500	  0	0
EASTMAN CHEM CO			COM	277432100	259	3800	  SH	Sole			3800	  0	0
ENTEGRIS INC			COM	29362U104	2295	250000	  SH	Sole			250000	  0	0
EXELIS INC			COM	30162A108	3378	299730	  SH	Sole			299730	  0	0
FLUOR CORP			COM	343412102	1653	28136	  SH	Sole			28136	  0	0
FREEPORT-MCMORAN COPPER & GOLD	COM	35671D857	562	16436	  SH	Sole			16436	  0	0
FURIEX PHARMACEUTICALS INC	COM	36106P101	1514	78632	  SH	Sole			78632	  0	0
GARDNER DENVER INC		COM	365558105	2532	36960	  SH	Sole			36960	  0	0
HARTFORD FINANCIAL SERVICES GR	COM	416515104	3969	176890	  SH	Sole			176890	  0	0
HAWAIIAN TELCOM HOLDCO INC	COM	420031106	2983	152978	  SH	Sole			152978	  0	0
INTERDIGITAL INC		COM	45867G101	1211	29466	  SH	Sole			29466	  0	0
INTERNATIONAL BUSINESS MACHINE	COM	459200101	2160	11277	  SH	Sole			11277	  0	0
MARVELL TECHNOLOGY GROUP LTD	COM	G5876H105	3050	420050	  SH	Sole			420050	  0	0
MCDERMOTT INTL INC		COM	580037109	3361	305000	  SH	Sole			305000	  0	0
MEADWESTVACO CORP		COM	583334107	3936	123490	  SH	Sole			123490	  0	0
MORGAN STANLEY			COM	617446448	1256	65678	  SH	Sole			65678	  0	0
NORDION INC			COM	65563C105	3978	616670	  SH	Sole			616670	  0	0
NORTHWEST BANCSHARES INC MD	COM	667340103	3198	263450	  SH	Sole			263450	  0	0
NUANCE COMMUNICATIONS INC	COM	67020Y100	1562	70000	  SH	Sole			70000	  0	0
ORITANI FINANCIAL CORP		COM	68633D103	2411	157347	  SH	Sole			157347	  0	0
PDL BIOPHARMA INC		COM	69329Y104	106	15060	  SH	Sole			15060	  0	0
PEABODY ENERGY CORP		COM	704549104	3668	137860	  SH	Sole			137860	  0	0
PENDRELL CORP			COM	70686R104	229	180000	  SH	Sole			180000	  0	0
PHILIP MORRIS INTL INC		COM	718172109	295	3530	  SH	Sole			3530	  0	0
PROGRESS SOFTWARE CORP		COM	743312100	4585	218446	  SH	Sole			218446	  0	0
REGIS CORP MINN			COM	758932107	3421	202160	  SH	Sole			202160	  0	0
REINSURANCE GROUP AMERICA INC	COM	759351604	222	4150	  SH	Sole			4150	  0	0
ROCKWELL AUTOMATION INC		COM	773903109	889	10579	  SH	Sole			10579	  0	0
STANDARD PARKING CORP		COM	853790103	1106	50306	  SH	Sole			50306	  0	0
TELEPHONE & DATA SYSTEMS INC	COM	879433829	3389	153060	  SH	Sole			153060	  0	0
TRONOX LTD CL A			COM	Q9235V101	3349	183500	  SH	Sole			183500	  0	0
UNIVERSAL AMERICAN CORP		COM	91338E101	2294	267023	  SH	Sole			267023	  0	0
VCA ANTECH INC			COM	918194101	3251	154440	  SH	Sole			154440	  0	0
VIEWPOINT FINANCIAL GROUP INC 	COM	92672A101	2204	105231	  SH	Sole			105231	  0	0
VISTEON CORP			COM	92839U206	3690	68570	  SH	Sole			68570	  0	0
WILLIS GROUP HOLDINGS PUBLIC L	COM	G96666105	2047	61050	  SH	Sole			61050	  0	0
WORLD WRESTLING ENTERTAINMENT 	COM	98156Q108	104	13200	  SH	Sole			13200	  0	0
YAHOO INC			COM	984332106	4347	218450	  SH	Sole			218450	  0	0
YAMANA GOLD INC			COM	98462Y100	1405	81664	  SH	Sole			81664	  0	0
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